Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Recurring Basis) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 1,486,439		$ 1,060,366
Proceeds from principal repayments	351,636		557,141		396,101
Reductions in net unrealized losses included in OCI	115		460
MBS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	732,436		1,004,496
MBS [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	732,436		1,004,496
GSE Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	748,308		50,255
GSE Debentures [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	748,308		50,255
Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,754		2,819
Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,754		2,819
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,941		2,796
Trust Preferred Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,941	[1]	2,796	[2]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	1,483,498		1,057,570
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,941	[1]	2,796	[2]
Proceeds from principal repayments	$ 87		$ 93

[1]	The Company's Level 3 AFS securities have had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.
[2]	The Company's Level 3 AFS securities have had no activity from September 30, 2009 to September 30, 2010, except for principal repayments of $93 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2010 were $460 thousand.